Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	GAMCO INTERNATIONAL GROWTH FUND, INC
Central Index Key	dei_EntityCentralIndexKey	0000925463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018